Filed Pursuant to Rule 497 (e)

Registration No. 033-08746

THE TOCQUEVILLE TRUST

SUPPLEMENT DATED July 1, 2010, TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED March 1, 2010

As a result of the change in portfolio managers for The Tocqueville Small Cap Fund from the investment team comprised of Mr. P. Drew Rankin, Mr. Doug Adams and Mr. Allen Huang to Mr. Thomas Vandeventer, on page 35 of The Tocqueville Trust’s Statement of Additional Information (“SAI”), the section entitled “Portfolio Managers” is revised to delete the information regarding Mr. P. Drew Rankin, Mr. Doug Adams and Mr. Allen Huang and to include the following information regarding Mr. Thomas R. Vandeventer:

“Portfolio Managers

Set forth below is information regarding Mr. Thomas R.Vandeventer who, effective July 1, 2010, is primarily responsible for the day-to-day management of The Tocqueville Small Cap Fund (the “Portfolio Manager”). All asset information is as of June 30, 2010.

Management of Other Accounts. The table below shows the number of other accounts managed by the Portfolio Manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas R. Vandeventer	0	0	130	0	0	0
	$0	$0	$489,575,000	$0	$0	$0

Compensation. Replace mention of Messrs. Rankin, Adams and Huang with Mr. Vandeventer

Ownership of Fund Securities. The following reflects the level of investment by the Portfolio Manager in the Fund.

Dollar Value of Shares Owned Beneficially as of June 30, 2010
Manager	Fund	None	$1-10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Thomas R. Vandeventer	Tocqueville Small Cap Fund					X

Please retain this Supplement with your SAI for reference.